Investments - Schedule of Unrealized and Realized Gains and Losses of Equity Securities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Investment [Line Items]
Gross unrealized gains (upward adjustments)	¥ 33,346	$ 4,835	¥ 82,504	¥ 121,555
Gross unrealized losses (impairment)	(287,005)	(41,612)	(351,380)	(66,063)
Net unrealized gains (losses) on equity securities held	(253,659)	(36,777)	(268,876)	55,492
Net realized gains on equity securities sold	32,536	4,717	67,105	482,202
Total net gains (losses) recognized in other income, net	¥ (221,123)	$ (32,060)	¥ (201,771)	¥ 537,694